CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) shares in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS
Net sales	$ 18,865,000	$ 15,269,000	$ 25,718,000	$ 21,850,000	$ 21,388,000	$ 19,495,000	$ 2,992,000	$ 3,011,000	$ 2,919,000	$ 61,266,000	$ 68,957,000	$ 84,225,000	$ 28,417,000	$ 9,484,000
Cost of goods sold	10,542,000		13,279,000							35,190,000	36,301,000	44,502,000	14,451,000	2,835,000
Gross profit	8,323,000	7,068,000	12,438,000	10,699,000	9,518,000	7,815,000	2,040,000	2,159,000	1,952,000	26,076,000	32,656,000	39,723,000	13,966,000	6,649,000
Operating expenses:
Selling, general and administrative	11,443,000		10,585,000							34,895,000	31,220,000	42,329,000	21,956,000	10,728,000
Impairment of goodwill												23,585,000
Depreciation and amortization	799,000		905,000							2,448,000	2,728,000	3,637,000	1,319,000	565,000
Retail stores impairment	470,000	840,000	840,000									840,000		0
Total operating expenses	12,712,000		11,822,000							37,813,000	34,280,000	70,391,000	23,275,000	11,293,000
Operating loss from continuing operations	(4,389,000)		617,000							(11,737,000)	(1,624,000)	(30,668,000)	(9,309,000)	(4,644,000)
Interest expense, net	1,700,000		1,279,000							4,637,000	3,796,000	5,141,000	1,032,000
Other (income) expense											(2,268,000)	(2,268,000)	209,000
Loss from continuing operations, before income tax benefit	(6,089,000)	(30,327,000)	(667,000)	3,123,000	(5,670,000)	(4,980,000)	(2,806,000)	(1,313,000)	(1,451,000)	(16,374,000)	(3,152,000)	(33,541,000)	(10,550,000)	(4,644,000)
Income tax benefit	(12,801,000)	(4,199,000)	(174,000)	1,189,000	(1,875,000)	(998,000)	(1,064,000)	(509,000)	(563,000)	1,698,000	(860,000)	(5,059,000)	(3,134,000)	(2,012,000)
Income (loss) from continuing operations	6,712,000	(26,128,000)	(493,000)	1,934,000	(3,795,000)	(3,982,000)	(1,742,000)	(804,000)	(888,000)	(18,072,000)	(2,292,000)	(28,482,000)	(7,416,000)	(2,632,000)
Income from discontinued operations, net of tax	(1,053,000)	(2,024,000)	769,000	405,000	1,616,000	2,170,000	1,456,000	1,977,000	(5,501,000)	(1,213,000)	2,729,000	766,000	102,000	8,197,000
Net (loss) income and comprehensive (loss) income	$ 5,659,000	$ (28,152,000)	$ 276,000	$ 2,339,000	$ (2,179,000)	$ (1,812,000)	$ (286,000)	$ 1,173,000	$ (6,389,000)	$ (19,285,000)	$ 437,000	$ (27,716,000)	$ (7,314,000)	$ 5,565,000
Earnings (loss) per common share - basic
Loss from continuing operations (in dollars per share)	$ 0.10	$ (0.39)	$ (0.01)	$ 0.03	$ (0.06)	$ (0.06)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.26)	$ (0.03)	$ (0.42)	$ (0.11)	$ (0.04)
Earnings from discontinued operations - basic (in dollars per share)	(0.02)	(0.03)	0.01	0.01	0.02	0.03	0.02	0.03	(0.08)	(0.02)	0.04	0.01	0.00	0.12
Earnings (loss) per common share - basic (in dollars per share)	0.08	(0.42)	0.00	0.03	(0.03)	(0.03)	0.00	0.02	(0.10)	(0.28)	0.01	(0.41)	(0.11)	0.08
Earnings (loss) per common share - diluted
Loss from continuing operations (in dollars per share)	0.10	(0.39)	(0.01)	0.03	(0.06)	(0.06)	(0.03)	(0.01)	(0.01)	(0.26)	(0.03)	(0.42)	(0.11)	(0.04)
Earnings from discontinued operations - basic (in dollars per share)	(0.02)	(0.03)	0.01	0.01	0.02	0.03	0.02	0.03	(0.08)	(0.02)	0.04	0.01	0.00	0.12
Earnings (loss) per common share - diluted (in dollars per share)	$ 0.08	$ (0.42)	$ 0.00	$ 0.03	$ (0.03)	$ (0.03)	$ 0.00	$ 0.02	$ (0.10)	$ (0.28)	$ 0.01	$ (0.41)	$ (0.11)	$ 0.08
Weighted average shares outstanding
Basic (in shares)	69,614		68,362							69,314	68,151	68,226	67,163	65,496
Diluted (in shares)	69,620		68,880							69,314	68,935	68,226	67,163	66,849